Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 4,304	$ 6,396
Prepaid expenses and other current assets	44	65
Other receivables		1,036
Other Assets	331
Security deposits	158
Total current assets	4,837	7,497
Property and equipment, net	42	73
Other long-term assets		158
Total assets	4,879	7,728
Current liabilities:
Notes payable	11,040
Accrued clinical drug supplies and trial costs	1,013	1,497
Accounts payable and accrued expenses	1,391	1,626
Warrant Liability	966	193
Deferred Rent		22
Total current liabilities	14,410	3,338
Royalty purchase liability	0
Total liabilities	14,410	3,338
Commitments and contingencies
Preferred Stock, Convertible and Redeemable:
Total Preferred Stock, Convertible and Redeemable	113,939	106,877
Stockholders' equity (deficit)
Common stock-December 31, 2012-$0.001 par value, $0.001 par value, 155,864,851 shares authorized, 1,469,798 shares issued and outstanding; December 31, 2011-155,544,651 shares authorized, 1,451,294 shares issued and outstanding	1	1
Deficit accumulated during development stage	(126,471)	(105,488)
Total stockholders' equity deficit	(123,470)	(102,487)
Total liabilities and stockholders' equity deficit	4,879	7,728
Series A
Preferred Stock, Convertible and Redeemable:
Total Preferred Stock, Convertible and Redeemable	69,471	65,327
Series A-1
Preferred Stock, Convertible and Redeemable:
Total Preferred Stock, Convertible and Redeemable	8,460	7,981
Series B
Preferred Stock, Convertible and Redeemable:
Total Preferred Stock, Convertible and Redeemable	35,456	33,057
Series B-1
Preferred Stock, Convertible and Redeemable:
Total Preferred Stock, Convertible and Redeemable	552	512
Junior Series A Convertible Preferred Stock
Stockholders' equity (deficit)
Preferred Stock	3,000	3,000
Total stockholders' equity deficit	$ 3,000	$ 3,000